Reporting Segments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Reporting Segments

Note 4 - Reporting Segments

The information reported by segments is determined by the Bank on the basis of its operating segments (Chile, that includes the New York branch, and Colombia), which are mainly differentiated by the risks and rewards that affect them.

The reporting segments and the criteria used to inform the highest authority of the Bank on the decision making of the operation are in accordance with what is set forth in IFRS 8 “Operating segments”.

a)Segments

According to the above, the descriptions of each operating segment are as follows:

i) Chile

The Bank’s business activities in Chile take place mainly in the local market. It has strategically aligned its operations into the following five business areas that are directly related to its customers’ needs and the Bank’s strategy: 1) Wholesale Banking (a) Corporate Banking, (b) Large Companies, and (c) Real Estate and Construction; 2) Retail Banking (a) Itaú Private Bank, (b) Itaú Companies, (c) Itaú Personal Bank (d) Itaú and (e) Banco Condell; 3) Treasury; 4) Corporate; and 5) Other financial services.

The Bank manages these business areas using a reporting system for internal profitability. The operating results are reviewed regularly by the entity’s Chief Operating Decision Maker (CODM) for operating decisions as one single reporting segment, to decide about resource allocation for the segment and evaluate its performance.

The Bank did not enter into transactions with a particular customer or third party that exceed 10% of its total revenue in 2019, 2018 and 2017.

ii) Colombia

Colombia has been identified as a separate operating segment based on the business activities. Its operating results are regularly reviewed by the entity’s Chief Operating Decision Maker (CODM) for operating decisions as one single reporting segment, to decide on the resource allocation for the segment and evaluate its performance. Separate financial information is available for this reporting segment.

The commercial activities of this segment are carried out by Itaú Corpbanca Colombia S.A. and subsidiaries

b)Geographical information

The segments reported by Itaú Corpbanca, discloses revenue from ordinary activities from external clients:

(i)	attributed to the entity’s country of domicile and
(ii)	attributed, in aggregate, to all foreign countries where the entity obtains revenue.

Note 4 - Reporting Segments, continued

When revenue from external customers attributed to a particular foreign country is significant, it is disclosed separately. Pursuant to the foregoing, the Bank operates in two main geographic areas: Chile and Colombia.

Chile reporting segment includes operations carried out by Itaú Corpbanca New York branch and the Colombia reporting segment includes the operations carried out by Itaú S.A. (Panama) and Itaú Casa de Valores S.A.

The information on interest income and interest expenses for the years ended December 31, 2019, 2018 and 2017 of the aforementioned reporting segments is presented below:

	2019			2018			2017
	Chile	Colombia	Total	Chile	Colombia	Total	Chile	Colombia	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interest income	1,245,465	528,175	1,773,640	1,208,481	530,836	1,739,317	1,067,124	579,205	1,646,329
Interest expense	(631,279)	(241,943)	(873,222)	(593,796)	(257,858)	(851,654)	(529,584)	(333,763)	(863,347)
Net interest income	614,186	286,232	900,418	614,685	272,978	887,663	537,540	245,442	782,982

Note 4 - Reporting Segments, continued

c)Information on assets, liabilities and income

Segment information on assets and liabilities is presented as of December 31, 2019 and 2018.

c.1) Assets and Liabilities

		As of December 31, 2019
	Note	Chile	Colombia	Total
		MCh$	MCh$	MCh$
Cash and deposits in banks	5a)	610,901	398,780	1,009,681
Cash items in process of collection	5b)	230,595	710	231,305
Financial instruments at fair value through profit or loss	6	112,224	71,478	183,702
Financial instruments at fair value through other comprehensive income	11	2,751,959	846,931	3,598,890
Loans and accounts receivable at amortized cost and interbank loans	9-10	17,651,839	4,659,254	22,311,093
Investment in associates	12	5,833	3,772	9,605
Financial instruments at amortized cost	11	30,123	85,535	115,658
Investments under resale agreements	7	46,686	29,289	75,975
Financial derivative contracts	8	3,061,530	93,427	3,154,957
Intangible assets (*)	13	1,408,003	166,430	1,574,433
Property, plant, and equipment	14	73,169	21,911	95,080
Right of use assets under lease agreements	15	128,868	38,573	167,441
Current taxes	16	30,773	54,743	85,516
Deferred taxes	16	200,747	7,910	208,657
Other assets	17a)	699,679	71,182	770,861
Other non-current assets held for sale	17b)	10,291	6,911	17,202
TOTAL ASSETS		27,053,220	6,556,836	33,610,056

		As of December 31, 2019
	Note	Chile	Colombia	Total
		MCh$	MCh$	MCh$
LIABILITIES
Deposits and other demand liabilities	18a)	2,765,496	2,107,952	4,873,448
Cash in process of being cleared	5b)	164,573	—	164,573
Obligations under repurchase agreements	7b)	499,136	60,321	559,457
Time deposits and other time liabilities	18b)	9,700,785	1,919,402	11,620,187
Financial derivative contracts	8	2,839,914	98,120	2,938,034
Interbank borrowings	19	1,883,900	762,856	2,646,756
Debt instruments issued	20	5,687,763	720,593	6,408,356
Other financial liabilities	20	12,966	—	12,966
Lease contracts liabilities	15	137,334	35,590	172,924
Current taxes	16	13	—	13
Deferred taxes	16	—	263	263
Provisions	21	88,579	89,248	177,827
Other liabilities	22a)	653,786	55,128	708,914
Liabilities directly associated with non-current assets held for sale	22b)	—	—	—
TOTAL LIABILITIES		24,434,245	5,849,473	30,283,718

(*)    This includes goodwill generated in business combination between Itaú Chile and Corpbanca totaling MCh$1,151,019 as of December 31, 2019.

Note 4 - Reporting Segments, continued

	As of December 31, 2018
	Note	Chile	Colombia	Total
		MCh$	MCh$	MCh$
Cash and deposits in banks	5a)	483,416	504,264	987,680
Cash items in process of collection	5b)	318,433	225	318,658
Financial instruments at fair value through profit or loss	6	54,162	42,781	96,943
Financial instruments at fair value through other comprehensive income	8	1,594,955	1,062,199	2,657,154
Loans and accounts receivable at amortized cost and interbank loans	6	16,616,358	4,439,256	21,055,614
Financial instruments at amortized cost	10	122,385	76,538	198,923
Investments under resale agreements	11	91,510	17,957	109,467
Financial derivative contracts	11	1,266,218	102,739	1,368,957
Intangible assets (*)	13	1,432,529	138,435	1,570,964
Property, plant, and equipment	14	78,430	17,134	95,564
Right of use asset under lease agreements	15	—	—	—
Current taxes	16	70,255	52,874	123,129
Deferred taxes	16	151,194	27,492	178,686
Other assets	17a)	378,691	123,106	501,797
Other non-current assets held for sale	17b)	59,802	—	59,802
TOTAL ASSETS		22,718,338	6,605,000	29,323,338

	As of December 31, 2018
	Note	Chile	Colombia	Total
		MCh$	MCh$	MCh$
LIABILITIES
Deposits and other demand liabilities	18a)	2,463,722	1,836,753	4,300,475
Cash in process of being cleared	5b)	247,165	—	247,165
Obligations under repurchase agreements	7b)	370,623	644,991	1,015,614
Time deposits and other time liabilities	18b)	8,104,729	2,016,382	10,121,111
Financial derivative contracts	8	1,035,394	77,412	1,112,806
Interbank borrowings	19	1,602,125	725,598	2,327,723
Debt instruments issued	20	5,445,000	565,124	6,010,124
Other financial liabilities	20	12,400	—	12,400
Lease contracts liabilities	15	—	—	—
Current taxes	16	528	663	1,191
Deferred taxes	16	—	471	471
Provisions	21	140,663	74,240	214,903
Other liabilities	22a)	471,672	50,123	521,795
Liabilities directly associated with non-current assets held for sale	22b)	—	—	—
TOTAL LIABILITIES		19,894,021	5,991,757	25,885,778

(*)    This includes goodwill generated in business combination between Itaú Chile and Corpbanca totaling MCh$1,135,392 as of December 31, 2018.

Note 4 - Reporting Segments, continued

c.2) Income for the years ended December 31, 2019, 2018, and 2017

	2019			2018			2017
	Chile	Colombia	Total	Chile	Colombia	Total	Chile	Colombia	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Net interest income	614,186	286,232	900,418	614,685	272,978	887,663	537,540	245,442	782,982
Net fee and commission income	138,007	36,397	174,404	149,673	36,456	186,129	135,624	41,947	177,571
Net income from financial operations	152,600	(8,966)	143,634	128,264	44,491	172,755	(49,615)	57,883	8,268
Net foreign exchange gain (loss)	(24,389)	52,015	27,626	5,726	(23,691)	(17,965)	34,661	11,504	46,165
Other operating income	20,460	24,512	44,972	14,337	12,319	26,656	33,398	8,134	41,532
Provision for loan losses	(295,116)	(87,562)	(382,678)	(127,804)	(151,994)	(279,798)	(169,233)	(146,184)	(315,417)
NET OPERATING PROFIT	605,748	302,628	908,376	784,881	190,559	975,440	522,375	218,726	741,101
Depreciation and amortization	(86,593)	(40,573)	(127,166)	(53,544)	(33,273)	(86,817)	(51,213)	(30,632)	(81,845)
Operating expenses (*)	(394,271)	(215,096)	(609,367)	(442,943)	(211,767)	(654,710)	(424,733)	(224,569)	(649,302)
OPERATING INCOME	124,884	46,959	171,843	288,394	(54,481)	233,913	46,429	(36,475)	9,954
Income from investment in associates	800	(268)	532	—	—	—	—	—	—
Income taxes	(33,393)	(14,460)	(47,853)	(85,269)	18,210	(67,059)	31,188	21,683	52,871
CONSOLIDATED INCOME FOR THE YEAR	92,291	32,231	124,522	203,125	(36,271)	166,854	77,617	(14,792)	62,825

(*)    Includes personnel salaries and expenses, administrative expenses, impairment, and other operating expenses